Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SELECT SECTOR SPDR TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016
Supplement [Text Block]	ssst_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

THE SELECT SECTOR SPDR® TRUST

The Financial Select Sector SPDR® Fund

The Real Estate Select Sector SPDR® Fund

Supplement dated June 8, 2016 to the Prospectus dated January 31, 2016 and the

Statement of Additional Information (the “SAI”) dated January 31, 2016, as revised March 24, 2016

Effective in mid-September 2016 (the “Rebalance Date”), the Financial Select Sector Index (the “Index”), the underlying index for The Financial Select Sector SPDR Fund (XLF), will be reconstituted by eliminating the stocks of companies involved in the real estate industry (including real estate investment trusts (“REITs”) other than mortgage REITs) (“Real Estate Stocks”). In order for XLF to effectuate a corresponding change to its portfolio, in early September 2016, XLF intends to transfer Real Estate Stocks to The Real Estate Select Sector SPDR Fund (XLRE) in exchange for shares of XLRE. On or about the Rebalance Date, XLF intends to make an in-kind distribution of the XLRE shares to shareholders of XLF such that, following the distribution, XLF will continue to hold stocks included in the reconstituted Index in accordance with its principal investment strategy.

Operating fees and expenses for XLRE will be waived from the date of this supplement through and including the Rebalance Date, such that XLRE will have an expense ratio of zero during that time period.

Accordingly, the following changes are made to the Prospectus and SAI effective August 8, 2016 through and including the date of the in-kind distribution. Following that date, these changes will be reversed.

1.	The first sentence of the second paragraph under “The Fund’s Principal Investment Strategy” on page 21 of the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index, either directly or through investment in The Real Estate Select Sector SPDR Fund.

Furthermore, effective June 30, 2016, shares of XLF will not be eligible for further acquisition in excess of the Section 12(d)(1)(A) limits of the Investment Company Act of 1940 under any investing fund agreements with The Select Sector SPDR Trust. Shares of XLF will once again be eligible to be acquired in excess of the Section 12(d)(1)(A) limits of the Investment Company Act of 1940 pursuant to investing fund agreements on or about September 23, 2016.

The Financial Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssst_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

THE SELECT SECTOR SPDR® TRUST

The Financial Select Sector SPDR® Fund

Supplement dated June 8, 2016 to the Prospectus dated January 31, 2016 and the

Statement of Additional Information (the “SAI”) dated January 31, 2016, as revised March 24, 2016

Effective in mid-September 2016 (the “Rebalance Date”), the Financial Select Sector Index (the “Index”), the underlying index for The Financial Select Sector SPDR Fund (XLF), will be reconstituted by eliminating the stocks of companies involved in the real estate industry (including real estate investment trusts (“REITs”) other than mortgage REITs) (“Real Estate Stocks”). In order for XLF to effectuate a corresponding change to its portfolio, in early September 2016, XLF intends to transfer Real Estate Stocks to The Real Estate Select Sector SPDR Fund (XLRE) in exchange for shares of XLRE. On or about the Rebalance Date, XLF intends to make an in-kind distribution of the XLRE shares to shareholders of XLF such that, following the distribution, XLF will continue to hold stocks included in the reconstituted Index in accordance with its principal investment strategy.

Operating fees and expenses for XLRE will be waived from the date of this supplement through and including the Rebalance Date, such that XLRE will have an expense ratio of zero during that time period.

Furthermore, effective June 30, 2016, shares of XLF will not be eligible for further acquisition in excess of the Section 12(d)(1)(A) limits of the Investment Company Act of 1940 under any investing fund agreements with The Select Sector SPDR Trust. Shares of XLF will once again be eligible to be acquired in excess of the Section 12(d)(1)(A) limits of the Investment Company Act of 1940 pursuant to investing fund agreements on or about September 23, 2016.

The Real Estate Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssst_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

THE SELECT SECTOR SPDR® TRUST

The Real Estate Select Sector SPDR® Fund

Supplement dated June 8, 2016 to the Prospectus dated January 31, 2016 and the

Statement of Additional Information (the “SAI”) dated January 31, 2016, as revised March 24, 2016

Effective in mid-September 2016 (the “Rebalance Date”), the Financial Select Sector Index (the “Index”), the underlying index for The Financial Select Sector SPDR Fund (XLF), will be reconstituted by eliminating the stocks of companies involved in the real estate industry (including real estate investment trusts (“REITs”) other than mortgage REITs) (“Real Estate Stocks”). In order for XLF to effectuate a corresponding change to its portfolio, in early September 2016, XLF intends to transfer Real Estate Stocks to The Real Estate Select Sector SPDR Fund (XLRE) in exchange for shares of XLRE. On or about the Rebalance Date, XLF intends to make an in-kind distribution of the XLRE shares to shareholders of XLF such that, following the distribution, XLF will continue to hold stocks included in the reconstituted Index in accordance with its principal investment strategy.

Operating fees and expenses for XLRE will be waived from the date of this supplement through and including the Rebalance Date, such that XLRE will have an expense ratio of zero during that time period.

Accordingly, the following changes are made to the Prospectus and SAI effective August 8, 2016 through and including the date of the in-kind distribution. Following that date, these changes will be reversed.

1.	The first sentence of the second paragraph under “The Fund’s Principal Investment Strategy” on page 21 of the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index, either directly or through investment in The Real Estate Select Sector SPDR Fund.

Furthermore, effective June 30, 2016, shares of XLF will not be eligible for further acquisition in excess of the Section 12(d)(1)(A) limits of the Investment Company Act of 1940 under any investing fund agreements with The Select Sector SPDR Trust. Shares of XLF will once again be eligible to be acquired in excess of the Section 12(d)(1)(A) limits of the Investment Company Act of 1940 pursuant to investing fund agreements on or about September 23, 2016.